Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant equity awards to our executive officers on an annual basis; however, grants may occur at other times for new hires, promotions, or other special circumstances as our compensation committee determines appropriate. During fiscal year 2026, the Company did not grant stock options, stock appreciation rights, or similar awards to our NEOs. The Company has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K at this time.

Award Timing Method
We generally grant equity awards to our executive officers on an annual basis; however, grants may occur at other times for new hires, promotions, or other special circumstances as our compensation committee determines appropriate.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K at this time.
MNPI Disclosure Timed for Compensation Value	false